Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Securities and Exchange Commission Regulation S-K, we are providing the following information about the relationship between “compensation actually paid” to our Principal Executive Officer (“PEO”) and to our Non-PEO NEOs and certain financial performance of Ponce Financial Group, Inc. Compensation actually paid, as determined under Securities and Exchange Commission requirements, does not reflect the actual amount of compensation earned by or paid to our executive officers during a covered year.

					Value of Initial
			Average		Fixed $100
			Summary	Average	Investment
	Summary		Compensation	Compensation	Based On	Net Income (Loss)
	Compensation	Compensation	Table Total for	Actually Paid	Total	Available to
	Table Total for	Actually Paid	Non-PEO	to Non-PEO	Shareholder	Common
Year	PEO ($)(1)	to PEO ($)(3)	NEOs ($)(2)	NEOs ($)(2)	Return ($)	Stockholders ($)
2024	1,185,667	1,881,294	842,008	1,300,130	172.64	10,334,227
2023	3,664,707	3,830,041	2,241,806	2,333,890	129.61	3,352,370
2022	1,318,076	1,308,266	830,606	837,115	123.77	(30,000,618)

(1) The PEO for each of 2024, 2023 and 2022 is Mr. Naudon.

(2) The non-PEO named executive officers for 2024 and 2023 are Mr. Tsavaris and Mr. Vaccaro. The non-PEO named executive officers for 2022 are Mr. Tsavaris and Mr. Frank Perez.

(3) The dollar amounts reported represent the "compensation actually paid," or CAP, to the PEO and the Non-PEO, NEOs, respectively as computed in accordance with Item 402(v) of Securities and Exchange Commission Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO or the Non-PEO NEOs. Equity values as of each measurement date were determined using valuation assumptions and methodologies that are generally consistent with those used to estimate fair value at grant in accordance with FASB ASC Topic 718.

Compensation actually paid for each of the years presented in the table, as calculated in accordance with Securities and Exchange Commission regulations and presented in the Summary Compensation Table (“SCT”), was as follows:

	2024
		Average Non-
	PEO	PEO NEO
Total compensation as reported in SCT	$1,185,667	$842,008
Fair value of equity awards granted during fiscal year	—	—
Fair value of equity compensation granted in current year at year end	—	—
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	565,730	328,225
Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	129,897	129,897
Compensation Actually Paid	$1,881,294	$1,300,130

For 2023 to 2024, the compensation actually paid to our PEO and the average of the compensation actually paid to the other Non-PEO NEOs decreased by 50% and 43%, respectively, compared to a 33% increase in our TSR and a 199% increase in net income over the same time horizon.

Named Executive Officers, Footnote	The non-PEO named executive officers for 2024 and 2023 are Mr. Tsavaris and Mr. Vaccaro. The non-PEO named executive officers for 2022 are Mr. Tsavaris and Mr. Frank Perez.
PEO Total Compensation Amount	$ 1,185,667	$ 3,664,707	$ 1,318,076
PEO Actually Paid Compensation Amount	$ 1,881,294	3,830,041	1,308,266
Adjustment To PEO Compensation, Footnote

(3) The dollar amounts reported represent the "compensation actually paid," or CAP, to the PEO and the Non-PEO, NEOs, respectively as computed in accordance with Item 402(v) of Securities and Exchange Commission Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO or the Non-PEO NEOs. Equity values as of each measurement date were determined using valuation assumptions and methodologies that are generally consistent with those used to estimate fair value at grant in accordance with FASB ASC Topic 718.

Compensation actually paid for each of the years presented in the table, as calculated in accordance with Securities and Exchange Commission regulations and presented in the Summary Compensation Table (“SCT”), was as follows:

	2024
		Average Non-
	PEO	PEO NEO
Total compensation as reported in SCT	$1,185,667	$842,008
Fair value of equity awards granted during fiscal year	—	—
Fair value of equity compensation granted in current year at year end	—	—
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	565,730	328,225
Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	129,897	129,897
Compensation Actually Paid	$1,881,294	$1,300,130

Non-PEO NEO Average Total Compensation Amount	$ 842,008	2,241,806	830,606
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,300,130	2,333,890	837,115
Adjustment to Non-PEO NEO Compensation Footnote

(3) The dollar amounts reported represent the "compensation actually paid," or CAP, to the PEO and the Non-PEO, NEOs, respectively as computed in accordance with Item 402(v) of Securities and Exchange Commission Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO or the Non-PEO NEOs. Equity values as of each measurement date were determined using valuation assumptions and methodologies that are generally consistent with those used to estimate fair value at grant in accordance with FASB ASC Topic 718.

Compensation actually paid for each of the years presented in the table, as calculated in accordance with Securities and Exchange Commission regulations and presented in the Summary Compensation Table (“SCT”), was as follows:

	2024
		Average Non-
	PEO	PEO NEO
Total compensation as reported in SCT	$1,185,667	$842,008
Fair value of equity awards granted during fiscal year	—	—
Fair value of equity compensation granted in current year at year end	—	—
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	565,730	328,225
Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	129,897	129,897
Compensation Actually Paid	$1,881,294	$1,300,130

Total Shareholder Return Amount	$ 172.64	129.61	123.77
Net Income (Loss)	$ 10,334,227	$ 3,352,370	$ (30,000,618)
PEO Name	Mr. Naudon	Mr. Naudon	Mr. Naudon
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	565,730
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	129,897
PEO | Fair Value Of Equity Compensation Granted In Current Year At Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	328,225
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	129,897
Non-PEO NEO | Fair Value Of Equity Compensation Granted In Current Year At Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0